INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES	12 Months Ended
Oct. 27, 2013
INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES
INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES

NOTE G

INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES

The Company accounts for its majority-owned operations under the consolidation method. Investments in which the Company owns a minority interest, and for which there are no other indicators of control, are accounted for under the equity or cost method. These investments, along with any related receivables from affiliates, are included in the Consolidated Statements of Financial Position as investments in and receivables from affiliates.

Investments in and receivables from affiliates consists of the following:

			October 27,	October 28,
(in thousands)	Segment	% Owned	2013	2012
MegaMex Foods, LLC	Grocery Products	50%	$ 203,413	$ 205,315
Foreign Joint ventures	International & Other	Various (26–50%)	67,196	81,222
Total			$ 270,609	$ 286,537

Equity in earnings of affiliates consists of the following:

(in thousands)	Segment	2013	2012	2011
MegaMex Foods, LLC	Grocery Products	$ 17,261	$ 35,762	$ 24,532
Foreign Joint Ventures	International & Other	3,252	2,929	3,423
Other	Various	–	–	(1,198)
Total		$ 20,513	$ 38,691	$ 26,757

Dividends received from affiliates for the fiscal years ended October 27, 2013, October 28, 2012, and October 30, 2011, were $34.0 million, $37.1 million, and $4.0 million, respectively. The Company recognized a basis difference of $21.3 million associated with the formation of MegaMex, which is being amortized through equity in earnings of affiliates.